UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06111

The Mexico Equity and Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

866-700-6104
Registrant's telephone number, including area code

Date of fiscal year end: 7/31/2006

Date of reporting period: 10/31/2005

Item 1. Schedule of Investments.

THE MEXICO EQUITY AND INCOME FUND, INC.

Schedule of Investments (unaudited)		October 31, 2005

MEXICO - 99.80%	Shares		Value

COMMON STOCKS - 97.93%

Cement - 10.02%
Cemex, S.A. de C.V. CPO	901,937	#	4,693,869
Grupo Cementos de Chihuahua, S.A. de C.V.	350,000		953,410
			5,647,279

Communications - 16.82%
America Movil, S.A. de C.V. - Class L	2,864,100		3,752,235
America Movil, S.A. de C.V. - Class L ADR	114,070		2,994,338
America Telecom, S.A. de C.V. - Class A1*	686,000		2,734,968
			9,481,541

Construction - 6.53%
Carso Infraestructura y Construccion, S.A.*	2,208,800		1,646,540
Empresas ICA, S.A. de C.V.*	5,230,500		2,031,968
			3,678,508

Financial Groups - 2.05%
Grupo Financiero Banorte, S.A. de C.V. - Class O	135,600		1,156,161

Food, Beverage, and Tobacco - 12.42%
Alsea, S.A. de C.V.	980,953		2,457,499
Alsea II, S.A. de C.V. - Class A^	29,441		65,512
Embotelladoras Arca, S.A.	230,000		501,349
Fomento Economico Mexicano, S.A. de C.V. UBD	205,723		1,396,982
Gruma, S.A. de C.V. - Class B	693,200		1,800,244
Grupo Modelo, S.A. de C.V. - Class C	254,500		781,280
			7,002,866

Housing - 16.05%
Corporacion GEO, S.A., de C.V. - Class B*	785,200		2,428,656
SARE Holding, S.A. de C.V. - Class B*	4,408,806		4,537,365
Urbi, Desarrollos Urbanos, S.A. de C.V.*	325,400		2,081,739
			9,047,760

Industrial Conglomerates - 10.77%
Alfa, S.A. - Class A	107,400		624,156
Grupo Carso, S.A. de C.V. - Class A1	338,000		721,723
Industrias CH, S.A. - Class B*	1,012,400		2,112,002
Mexichem, S.A. de C.V.	2,090,000		2,616,012
			6,073,893

Media - 9.51%
Groupo Televisa, S.A. ADR	25,100		1,834,810
Grupo Televisa, S.A. CPO	966,100		3,524,736
			5,359,546

Mining - 4.85%
Grupo Mexico, S.A. de C.V. - Class B	1,417,800		2,735,563

THE MEXICO EQUITY AND INCOME FUND, INC.

Schedule of Investments (unaudited) (continued)		October 31, 2005

COMMON STOCKS (continued)	Shares	Value
Retailing - 6.03%
Wal-Mart de Mexico, S.A. de C.V. - Class V	695,984	3,398,774

Transportation Sector - 2.88%
Grupo Aeroportuario del Sureste, S.A. de C.V. - Class B	499,300	1,625,370

TOTAL COMMON STOCKS (Cost $46,427,339)		55,207,261

CORPORATE BONDS - 1.58%	Titles

TVACB-04, 12.1800%, 12/15/2011^	11,265,000	$891,152

TOTAL CORPORATE BONDS (Cost $1,000,000)		891,152

INVESTMENT COMPANIES - 0.29%	Shares

GBM Fondo Corporativo de Liquidez Inmediata, S.A. de C.V.
SIID para Personas Morales - Class B*	1,026,879	161,989

TOTAL INVESTMENT COMPANIES (Cost $159,159)		161,989

TOTAL MEXICO (Cost $47,586,498)		56,260,402

UNITED STATES - 0.24%

INVESTMENT COMPANIES - 0.24%

First American Treasury Obligations Fund, 3.1206% - Class A	134,562	$134,562

TOTAL UNITED STATES (Cost $134,562)		134,562

TOTAL INVESTMENTS - 100.04% (Cost $47,721,060)		56,394,964

OTHER LIABILITIES IN EXCESS OF ASSETS - (0.04)%		(22,194)

TOTAL NET ASSETS - 100.00%		$56,372,770

Footnotes and Abbreviations
* - Non-Income producing security.
ADR - American Depository Receipts.
^ - Fair valued security.

The cost basis of investments for federal income tax purposes at October 31, 2005 was as follows:

Cost of investments*	$47,706,719
Gross unrealized appreciation	9,173,972
Gross unrealized depreciation	(485,727)
Net unrealized appreciation	$8,688,245

* Tax adjustments are calculated annually at July 31, 2005.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Mexico Equity and Income Fund, Inc.

By (Signature and Title) /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date December 19, 2005

By (Signature and Title) /s/ Gerald Hellerman
Gerald Hellerman, Chief Financial Officer

Date December 19, 2005